Financial Instruments - Additional Information (Details)		12 Months Ended
	Dec. 27, 2017 CAD ($) shares	Mar. 31, 2019 CAD ($) $ / shares shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 CAD ($) $ / shares
Disclosure Of Financial Instruments [Line Items]
Other asset		$ 2,835,000		$ 19,090
Assumed percentage weakening of foreign currency		5.00%	5.00%
Assumed interest rate increase		0.50%	0.50%
Movement in Allowance for Doubtful Account
Disclosure Of Financial Instruments [Line Items]
Expected credit loss on other receivables		$ 43,275		$ 265,676
Credit Risk
Disclosure Of Financial Instruments [Line Items]
Percentage of credit insurance on invoicing		100.00%	100.00%
Credit Risk | Customer One
Disclosure Of Financial Instruments [Line Items]
Percentage of trade accounts		23.30%	23.30%	19.70%
Credit Risk | Customer Two
Disclosure Of Financial Instruments [Line Items]
Percentage of trade accounts				10.80%
Foreign Exchange Rate Risk | U S Dollars
Disclosure Of Financial Instruments [Line Items]
Percentage of revenues by geographical area		67.00%	67.00%	63.00%
Foreign Exchange Rate Risk | Euro
Disclosure Of Financial Instruments [Line Items]
Percentage of revenues by geographical area				2.00%
Interest rate risk [member]
Disclosure Of Financial Instruments [Line Items]
Increase in net loss			$ 7,453
Interest rate swap agreement
Disclosure Of Financial Instruments [Line Items]
Expiration date of interest rate swap		Dec. 27, 2018	Dec. 27, 2018
Non-current asset				$ 19,090
Acasti Pharma Inc
Disclosure Of Financial Instruments [Line Items]
Number of shares owned in subsidiary | shares	5,064,694
Fair value of investment		$ 6,837,337		$ 6,585,740
Fair value of investment, per share | $ / shares		$ 1.35		$ 1.30
Gain on loss of control of subsidiary	$ 8,783,613	$ 251,597		$ 506,469
Other asset		$ 2,835,000
Shares to settle a litigation | shares		2,100,000	2,100,000